Right-of-use assets - Schedule of Total Future Lease Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 1,477	$ 866
Rental expenses	10,641	10,341
Expenses related to lease payments short-term lease exemption	3,046	4,040
Expenses related to leases qualifying for the low-value exemption	1,281	226
Expenses related to variable payments on leases excluded	6,314	6,075
Less than one year
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	196	866
One to two years
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 1,281	0
Two to three years
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments		0
Three to four years
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments		0
Four to five years
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments		0
More than five years
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments		$ 0